Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,263,763,660	1,262,493,760
Treasury stock, common stock shares	1,073,222	1,047,745